Share-based compensation - 2010 Plan (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2022	Jan. 31, 2015	Nov. 30, 2014
Share-based compensation
Common shares reserved for future issuance					6,124,735	10,991,120	10,000,000
Minimum | Share options
Share-based compensation
Vesting period	7 years
Maximum | Share options
Share-based compensation
Vesting period	10 years
2010 share incentive plan [Member] | Directors [Member]
Share-based compensation
Vesting period		32 months
2010 share incentive plan [Member] | Share options
Share-based compensation
Unrecognized compensation costs on share options		$ 0	$ 0
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based compensation
Number of restricted share vested		330,000	400,000	965,500
Unrecognized compensation costs on restricted shares		$ 352,479	$ 1,031,340
2010 share incentive plan [Member] | Restricted shares [Member] | Directors [Member]
Share-based compensation
Restricted shares expected to vest		10,770,520	10,770,520
2010 share incentive plan [Member] | Maximum
Share-based compensation
Maximum aggregate number of shares available for grant	26,822,828